Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Revenue:
Products Sales			$ 5,003		$ 0	$ 0
Consulting Revenue - Related Party			5,000
Total Revenue			10,003
Cost of Goods Sold			2,900
Gross Profit			7,103
Operating Expenses:
Advertising Expenses	14,262		15,694		1,155	792
Consulting Services	67,662		103,545		59,865	4,000
Professional Fees	133,159	2,354	282,114	14,854	102,765	34,711
Compensation					329,234
Research and development					12,450
General and Administrative Expenses	195,832	2,328	383,355	4,589	44,449	11,533
Total Operating Expenses	410,915	4,682	784,708	19,443	549,918	51,036
Operating Loss	(410,915)	(4,682)	(777,605)	(19,443)	(549,918)	(51,036)
Other Income (Expense)
Other Expenses
Interest expense	(522,203)	(2,661)	(553,453)	(5,183)	(7,827)	(35,810)
Other Income					100
Changes in Fair Value of Derivative Liabilities	170,922		183,425
Gain on Debt Cancellation					168,048
Total Other Income (Expense)	(351,281)	(2,661)	(370,028)	(5,183)	160,321	(35,810)
Net Loss	$ (762,196)	$ (7,343)	$ (1,147,633)	$ (24,626)	$ (389,597)	$ (86,846)
Basic & Diluted Loss per Common Share	$ (0.06)	$ 0.00	$ (0.03)	$ 0.00	$ (0.03)	$ (0.02)
Weighted Average Common Shares Outstanding	12,321,639	12,257,640	12,752,506	12,257,640	12,261,293	7,506,178